SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Amounts and Gains and Losses Recorded in Relation to the Derivative Instruments

	Balance sheet	Fair value of derivative instruments
		Year ended December 31,
		2023	2022
Derivative assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	539	39
Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	-	333

Total		539	371

Derivative liabilities:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Accrued expenses and other liabilities	-	(450)

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Accrued expenses and other liabilities	-	(62)
Styrene forward contract	Accrued expenses and other liabilities	-	(430)

Total		-	(942)

	Gain (loss) recognized in other comprehensive income, net		Gain (loss) recognized in statements of income
	Year ended December 31,		Statements of income	Year ended December 31,
	2023	2022	Item	2023	2022
Derivatives designated as hedging instruments:

Foreign exchange forward contract	951	(709)	Cost of revenues and Operating expenses	(3,306)	(2,555)
Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	1,313	(1,506)
Styrene forward contracts	-	-	Financial expenses, net	113	(520)

Total	951	(709)		(1,880)	(4,581)

Schedule of Change in Provision for Inventory
	December 31,
	2023	2022

Inventory provision, beginning of year	$21,738	$16,789
Increase in inventory provision	9,848	11,165
Write off	(4,148)	(6,216)

Inventory provision, end of year	$27,438	$21,738

Schedule of Property, Plant and Equipment Depreciation Rates

%

Machinery and manufacturing equipment	4 - 33 (mainly 10)
Office equipment and furniture	7 - 33 (mainly 7)
Motor vehicles	10 - 30 (mainly 20)
Buildings	4 - 5
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Changes in Warranty Accrual

	2023	2022

January 1,	$2,501	$2,680

Charged to costs and expenses relating to new sales	1,289	1,461
Costs of product warranty claims	(1,792)	(1,923)
Foreign currency translation adjustments	360	283

December 31,	2,358	2,501

Schedule of Change in Provision for Doubtful Debts
	2023	2022

January 1,	$9,756	$9,036
Charges to expenses	3,654	2,141
Write offs	(1,158)	(1,144)
Foreign currency translation adjustments	(38)	(277)

December 31,	$12,214	$9,756

Schedule of Assets and Liabilities Measured at Fair Value

		Fair value measurements
	Fair Value	as of December 31,
Description	Hierarchy	2023	2022

Measured at fair value on a recurring basis:

Assets:

Cash equivalents:
Money market mutual funds	Level 1	$-	$27

Short-term marketable securities:
Corporate bonds	Level 2	$-	$7,077

Derivative assets	Level 2	$539	$371

Liabilities:

Derivative liabilities	Level 2	$-	$(942)

Redeemable Non-Controlling Interest (*):	Level 3	$7,789	$7,903

(*) The change in fair value of redeemable non-controlling interest valued using significant unobservable inputs (Level 3), was included in note 2x. The Company estimated the fair value of redeemable non-controlling interest using Monte Carlo simulation. The valuation requires management to make certain assumptions about the model inputs, including forecast cash flows, the discount rate and the volatility. The fair value measurement is based on inputs not observable in the market and thus represent Level 3 measurements as defined in ASC 820. The extent to which the actual results differ from assumptions made within the probability-weighted analyses will result in adjustments to this liability in future periods.

Schedule of Accumulated Other Comprehensive Income, Net

	December 31,
	2023	2022

Accumulated loss on marketable securities	$-	$(125)
Accumulated income (loss) on derivative instruments	539	(412)
Accumulated foreign currency translation differences and other	(8,941)	(9,041)

Total accumulated other comprehensive loss, net	$(8,402)	$(9,578)

Schedule of Changes in Accumulated Balances of Other Comprehensive Income

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on marketable securities	Accumulated foreign currency translation differences and other	Total

Balance at January 1, 2022	297	(40)	(961)	(704)

Other comprehensive income (loss) before reclassifications	(3,264)	(85)	(8,080)	(11,429)
Amounts reclassified from AOCI	2,555	-	-	2,555

Net current period OCI	(709)	(85)	(8,080)	(8,874)

Balance at December 31, 2022	(412)	(125)	(9,041)	(9,578)

Other comprehensive income (loss) before reclassifications	(2,355)	125	100	(2,130)
Amounts reclassified from AOCI	3,306	-	-	3,306

Net current period OCI	951	125	100	1,176

Balance at December 31, 2023	539	-	(8,941)	(8,402)

Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income

	December 31,
	2023	2022
Affected line item in the consolidated statements of income

Cost of revenues	$2,287	$1,921
Research and development	102	68
Marketing and selling	414	249
General and administrative	503	317

Total loss	$3,306	$2,555

Schedule of Reconciliation of Redeemable Non-controlling Interest

	Year ended December 31,
	2023	2022	2021

Beginning of the year	$7,903	$7,869	$7,701

Assuming the non controlling interest due to acquisition	-	-	-
Net income (loss) attributable to non-controlling interest	(584)	688	(1,077)
Adjustment to Put option value (*)	532	198	1,399
Foreign currency translation adjustments	(62)	(852)	(154)

Redeemable non-controlling interest - end of the year	$7,789	$7,903	$7,869

(*)	See also Note 1b.

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
December 31,
	2023	2022

Dividend yield	0 - 3%	0 - 3%
Expected volatility	40-46.0%	40-45.0%
Risk-free interest rate	4-4.9%	1-4.3%
Expected life (in years)	4-6.9	4-5.5